Employee share scheme reserve	6 Months Ended
Jun. 30, 2026
Employee share scheme reserve
Employee share scheme reserve

10Employee share scheme reserve

At 30 June 2026, the employee share scheme reserve balance was $730,488 (at 31 December 2025: $661,495).

Total expense arising from share-based payment transactions recognized in the consolidated statement of comprehensive income as part of employee benefit were $68,993 for the six-month period ended 30 June 2026 ($67,502 for the six-month period ended 30 June 2025).